EARNINGS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	485,414	474,903	6,516,418	5,970,147
Stock options
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	128,870	110,714	1,451,298	740,954
Warrants
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	327,575	327,955	4,585,644	4,587,359
Restricted stock units
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	28,969	36,234	479,476	641,834